Label	Element	Value
Institutional Shares Prospectus | GuidePath® Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuidePath® Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	GuidePath® Managed Futures Strategy Fund (the “Fund”) seeks to generate a positive absolute return over time.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the period from the Fund’s inception on January 19, 2016 to the fiscal year ended March 31, 2016, the portfolio turnover rate for the Fund was 0% of the average value of its portfolio.  The portfolio turnover rate does not include purchases and sales of securities or other instruments whose maturities or expiration dates at the time of purchase were one year or less. If these were included, the Fund’s portfolio turnover rate would be higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund seeks exposure to various asset classes, which may vary significantly over time but is generally expected to include exposure to equity markets, bond markets, interest rates, commodities, and currencies.  The sub-advisor uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments across time periods of various lengths.  The sub-advisor believes that asset prices may show persistent trading behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets.

Although the Fund seeks exposure across a variety of asset classes, it may emphasize one or two of the asset classes or a limited number of exposures within an asset class.  There are no geographic limits on the asset class exposures and there is great flexibility in looking for investments around the globe, including in emerging markets. The Fund may have both “short” and “long”’ exposures within an asset class based upon potential opportunities. A “short” exposure will benefit when the underlying asset class decreases in price. A “long” exposure will benefit when the underlying asset class increases in price.

The Fund expects to pursue its investment strategies by making extensive use of a variety of derivative instruments, including futures contracts, forward currency contracts and swaps.  A futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security, currency or commodity, at a specified price at a specified later date.  A forward currency contract involves an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Generally, swap agreements are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years.

The Fund may also invest in exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”) through which the Fund can participate in the performance of one or more asset classes.

In connection with the Fund’s managed futures strategy, the Fund’s portfolio may be concentrated in the financial services industry, which means the Fund may invest more than 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.  A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for certain of the Fund’s derivatives positions.

As a result of the Fund’s use of derivatives, the Fund may have highly leveraged exposure to one or more asset classes at times. The Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its net long and short exposures. For example, the Fund, on average, could hold instruments that provide three to four times the net return (positive or negative) of an unleveraged investment in the equities, bonds, interest rates, commodities, or currencies underlying such instruments.  When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300% per year).  The Advisor expects the Fund’s net asset value over short term periods to be volatile because of the significant use of instruments that have a leveraging effect. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns.  Higher volatility generally indicates higher risk.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Subsidiary”).  Through the Subsidiary, the Fund may invest in “commodity-linked” or “commodity index-linked” investments such as commodity futures contracts and commodity swap agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Focus Risk: To the extent the Fund concentrates its investments in securities and other obligations of issuers in the financial services industry, the Fund is particularly vulnerable to events affecting companies in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.

Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Leverage Risk: The Fund’s use of derivatives such as futures contracts, forward contracts and swaps has the economic effect of creating financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying a derivatives instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in derivatives at all.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Exchange Trading Risk:  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Short Position Risk:  The Fund may engage in short position derivative activities.  Short position derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

Valuation Risk: The Fund is subject to the risk that it has valued certain securities at a higher price than the price at which they can be sold.  The risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Wholly-Owned Subsidiary Risk:  The Subsidiary will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands could affect the ability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  By investing in the Fund, you indirectly bear the expenses of the Subsidiary.  Gains or losses from trading in commodity-linked derivatives, such as those held by the Subsidiary, may be taxed, in part, as long term capital gains or losses and, in part, as short term capital gains or losses.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income and taxed to Fund shareholders as such.

Tax Risk – Investment in Commodities:  The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives or the Subsidiary was treated as non-qualifying income for purposes of the Fund’s qualification as a regulated investment company, the Fund might fail to qualify as such and be subject to federal income tax at the Fund level.

Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns).  Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account.  A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.

Managed Futures Regulatory Risk: Government regulation of the use of futures and other derivatives by mutual funds is continuing to evolve.  Recently, the Securities and Exchange Commission proposed a new rule designed to modernize the regulation of derivatives usage by mutual funds that could have a significant impact on the manner in which certain managed futures mutual funds, including the Fund, operate.  If this new rule is adopted as proposed, it may compel the Fund to change its investment strategy, make the Fund’s investment strategy more costly to implement, or require the Fund to cease operating as an investment company registered under the 1940 Act.  The likelihood of these events, or the impact of potential future regulation, is currently not predictable.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.
Institutional Shares Prospectus | GuidePath® Managed Futures Strategy Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.32%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 484

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[3]	AssetMark, Inc. ("AssetMark" or the "Advisor") has contractually agreed through July 31, 2017, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.30% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2017 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund's current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[4]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.